UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JSD

Nuveen Short Duration Credit Opportunities Fund
Portfolio of Investments	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 156.1% (96.2% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 139.2% (85.8% of Total Investments) (4)

	Aerospace & Defense – 2.8% (1.7% of Total Investments)

$1,829	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$1,841,566
2,373	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC+	1,828,873
1,192	Transdigm Inc. Tranche C Term Loan	3.750%	2/28/20	BB	1,192,834
5,394	Total Aerospace & Defense				4,863,273

	Air Freight & Logistics – 0.6% (0.4% of Total Investments)

998	XPO Logistics, Inc., Term Loan B	5.500%	10/27/21	Ba1	1,004,670

	Airlines – 2.1% (1.3% of Total Investments)

983	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	978,509
1,733	American Airlines, Inc., Term Loan B, First Lien	3.500%	10/08/21	BB+	1,733,448
980	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB+	980,816
3,696	Total Airlines				3,692,773

	Automobiles – 2.3% (1.4% of Total Investments)

576	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BBB–	576,147
2,784	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	2,739,197
750	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	710,000
4,110	Total Automobiles				4,025,344

	Building Products – 0.5% (0.3% of Total Investments)

883	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	848,555

	Chemicals – 1.9% (1.2% of Total Investments)

958	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	958,315
208	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	207,542
399	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB	397,984
748	OM Group, Inc., Term Loan, First Lien	7.000%	10/28/21	B	699,497
995	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	984,221
3,308	Total Chemicals				3,247,559

	Commercial Services & Supplies – 3.7% (2.3% of Total Investments)

498	Acosta, Inc., Term Loan B	4.250%	9/26/21	B1	493,225
1,206	CCS Income Trust, Term Loan, First Lien	6.250%	5/15/18	B–	1,100,598
1,822	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	1,512,590
167	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	121,667
1,000	KAR Auction Services, Inc., Term Loan B3, First Lien	4.250%	3/04/23	BB–	1,003,750
1,200	Protection One, Inc., Term Loan B, (WI/DD)	TBD	TBD	Ba2	1,205,813
998	Universal Services of America, Term Loan, First Lien	4.750%	7/28/22	B	979,628
6,891	Total Commercial Services & Supplies				6,417,271

	Communications Equipment – 2.8% (1.7% of Total Investments)

2,024	Avaya, Inc., Term Loan B3	5.134%	10/26/17	B2	1,428,292
326	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B2	219,856
1,078	Commscope, Inc., Term Loan B, First Lien	3.828%	12/29/22	BB	1,081,061
975	Riverbed Technology, Inc., Term Loan B, First Lien	5.750%	4/25/22	B1	983,286
1,131	Telesat Canada Inc., Term Loan B	3.500%	3/28/19	BB	1,131,968
5,534	Total Communications Equipment				4,844,463

	Consumer Finance – 3.5% (2.1% of Total Investments)

6,000	First Data Corporation, Term Loan B, First Lien	4.439%	3/24/21	BB	6,021,770

Nuveen Investments	1

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Containers & Packaging – 1.8% (1.1% of Total Investments)

$902	Berry Plastics Holding Corporation, Term Loan F	4.000%	10/03/22	BB	$906,097
1,081	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	1,078,859
1,095	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.500%	12/01/18	B+	1,099,607
3,078	Total Containers & Packaging				3,084,563

	Diversified Consumer Services – 4.4% (2.7% of Total Investments)

746	AlixPartners LLP, Term Loan B, First Lien	4.500%	7/28/22	B+	748,816
2,498	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	2,487,525
2,472	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	2,444,968
93	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	86,716
1,808	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB	1,817,162
7,617	Total Diversified Consumer Services				7,585,187

	Diversified Telecommunication Services – 5.1% (3.1% of Total Investments)

1,903	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien, (DD1)	2.940%	3/31/21	BB	1,806,543
852	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	842,072
296	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	B1	278,105
974	Level 3 Financing, Inc., Term Loan B2	3.500%	5/31/22	Ba1	976,747
2,912	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	2,903,394
740	Ziggo N.V., Term Loan B1	3.652%	1/15/22	BB–	738,015
477	Ziggo N.V., Term Loan B2	3.648%	1/15/22	BB–	475,591
784	Ziggo N.V., Term Loan B3, Delayed Draw	3.601%	1/15/22	BB–	782,177
8,938	Total Diversified Telecommunication Services				8,802,644

	Electric Utilities – 2.6% (1.6% of Total Investments)

4,500	Energy Future Intermediate Holding Company, Term Loan	4.250%	12/19/16	N/R	4,501,877

	Electronic Equipment, Instruments & Components – 1.3% (0.8% of Total Investments)

1,049	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/31/17	B	892,105
1,407	TTM Technologies, Term Loan B	6.000%	5/31/21	B+	1,380,205
2,456	Total Electronic Equipment, Instruments & Components				2,272,310

	Energy Equipment & Services – 0.7% (0.5% of Total Investments)

1,795	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	CCC+	879,703
500	Seventy Seven Operating LLC, Term Loan B, (WI/DD)	TBD	TBD	CCC	392,500
2,295	Total Energy Equipment & Services				1,272,203

	Food & Staples Retailing – 8.8% (5.4% of Total Investments)

2,455	Albertson’s LLC, Term Loan B2	5.500%	3/21/19	BB	2,462,037
8,910	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB	8,952,697
478	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	474,566
249	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	241,967
978	Del Monte Foods Company, Term Loan, First Lien	4.250%	2/18/21	B2	950,619
1,125	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB	1,129,219
969	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB	960,769
15,164	Total Food & Staples Retailing				15,171,874

	Food Products – 5.0% (3.1% of Total Investments)

2,462	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	BB	2,470,896
1,893	Keurig Green Mountain, Inc., Term Loan B, First Lien	5.250%	3/03/23	BB	1,904,756
3,345	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B	3,345,400
1,112	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	N/R	1,006,651
8,812	Total Food Products				8,727,703

	Health Care Equipment & Supplies – 5.4% (3.3% of Total Investments)

392	Ardent Medical Services, Inc., Term Loan B, First Lien	6.500%	8/04/21	B1	394,363
2,845	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	2,745,557
973	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	858,357

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Health Care Equipment & Supplies (continued)

$1,710	ConvaTec Healthcare, Term Loan B	4.250%	6/15/20	N/R	$1,717,423
998	Greatbatch, Inc., Term Loan B	5.250%	10/14/22	B+	1,002,332
1,790	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB–	1,791,543
860	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	860,491
9,568	Total Health Care Equipment & Supplies				9,370,066

	Health Care Providers & Services – 8.2% (5.1% of Total Investments)

1,572	Amsurg Corporation, Term Loan, First Lien	3.500%	7/16/21	Ba2	1,577,895
44	Community Health Systems, Inc., Term Loan F	3.750%	12/31/18	BB	43,604
564	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB	556,315
1,128	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	1,113,224
1,789	Drumm Investors LLC, Term Loan	9.500%	5/04/18	B	1,744,281
784	Genesis Healthcare LLC, Term Loan	11.000%	12/04/17	B–	779,993
1,708	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	1,691,318
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	478,333
1,191	IASIS Healthcare LLC, Term Loan B2, First Lien	4.500%	5/03/18	Ba3	1,189,328
399	Kindred Healthcare, Inc., Term Loan B, First Lien	4.250%	4/09/21	Ba2	397,987
767	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B2	762,773
690	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	N/R	538,405
591	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	590,545
1,110	Quorum Health Corp., Term Loan B, (WI/DD)	TBD	TBD	B1	1,109,827
740	Select Medical Corporation, Term Loan E, Tranche B, First Lien	6.000%	6/01/18	Ba2	740,796
966	Select Medical Corporation, Term Loan F, First Lien	6.000%	3/03/21	Ba2	975,447
14,543	Total Health Care Providers & Services				14,290,071

	Health Care Technology – 0.5% (0.3% of Total Investments)

786	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	790,731

	Hotels, Restaurants & Leisure – 6.2% (3.8% of Total Investments)

2,835	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	2,843,223
1,962	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB–	1,971,183
1,278	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB	1,283,658
993	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	988,778
1,975	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB–	1,950,931
1,748	Station Casino LLC, Term Loan B	4.250%	3/02/20	B+	1,754,009
10,791	Total Hotels, Restaurants & Leisure				10,791,782

	Industrial Conglomerates – 0.5% (0.3% of Total Investments)

909	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	901,490

	Insurance – 0.9% (0.6% of Total Investments)

998	AssuredPartners Capital, Inc., Term Loan, First Lien	5.750%	10/21/22	B	996,253
602	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	Ba3	597,572
1,600	Total Insurance				1,593,825

	Internet & Catalog Retail – 1.7% (1.1% of Total Investments)

2,958	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B+	2,968,170

	Internet Software & Services – 3.0% (1.8% of Total Investments)

995	Ancestry.com, Inc., Term Loan B	5.000%	8/29/22	Ba3	997,021
1,421	Sabre Inc., Term Loan	4.000%	2/19/19	Ba2	1,426,805
116	Sabre Inc., Term Loan C	3.500%	2/19/18	Ba2	116,029
2,887	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	2,620,406
5,419	Total Internet Software & Services				5,160,261

	IT Services – 1.6% (1.0% of Total Investments)

1,723	EIG Investors Corp., Term Loan, First Lien	6.480%	11/09/19	B1	1,660,683
321	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	321,409
876	Zayo Group LLC, Term Loan B	3.750%	5/06/21	Ba2	876,658
2,920	Total IT Services				2,858,750

Nuveen Investments	3

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Leisure Products – 2.9% (1.8% of Total Investments)

$1,495	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	$1,449,675
1,389	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	1,368,273
772	Bombardier Recreational Products, Inc., Term Loan B	3.750%	1/30/19	BB–	772,732
1,455	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	1,453,237
5,111	Total Leisure Products				5,043,917

	Machinery – 0.5% (0.3% of Total Investments)

592	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.500%	11/27/20	B3	442,829
500	Vizient, Inc., Term Loan B, First Lien	6.250%	2/13/23	B1	504,791
1,092	Total Machinery				947,620

	Marine – 0.4% (0.2% of Total Investments)

750	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/06/20	B	656,250

	Media – 8.7% (5.4% of Total Investments)

852	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	845,235
750	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	710,625
392	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	309,910
491	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	419,405
500	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	318,750
1,632	Clear Channel Communications, Inc., Term Loan E	7.935%	7/30/19	Caa1	1,217,772
2,562	Clear Channel Communications, Inc., Tranche D, Term Loan	7.185%	1/30/19	Caa1	1,917,934
2,820	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	1,949,122
1,247	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	1,249,005
445	Gray Television, Inc., Initial Term Loan	3.938%	6/13/21	BB	446,207
737	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	737,636
750	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/17/22	BB–	735,000
1,111	McGraw-Hill Education Holdings LLC, Term Loan B	6.250%	3/22/19	B+	1,112,844
978	McGraw-Hill Education Holdings LLC, Term Loan B	7.500%	12/18/19	BB	979,028
998	Numericable Group S.A., Term Loan	4.750%	2/10/23	B+	1,000,149
1,094	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B1	1,071,081
17,359	Total Media				15,019,703

	Metals & Mining – 0.8% (0.5% of Total Investments)

1,470	Fortescue Metals Group, Ltd., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB–	1,391,171

	Multiline Retail – 1.6% (1.0% of Total Investments)

990	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	979,481
1,500	Belk, Inc., Term Loan B, First Lien	5.750%	12/12/22	B+	1,341,562
461	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	9/30/22	BB	463,350
2,951	Total Multiline Retail				2,784,393

	Oil, Gas & Consumable Fuels – 1.5% (0.9% of Total Investments)

500	California Resources Corporation, Term Loan A, First Lien, (WI/DD)	TBD	TBD	B1	435,000
403	Crestwood Holdings LLC, Term Loan B	8.619%	6/19/19	B–	359,972
1,644	Energy and Exploration Partners, Term Loan, (5)	0.000%	1/22/19	N/R	189,046
810	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	CCC–	221,614
1,658	Harvey Gulf International Marine, Inc., Term Loan B, (DD1)	5.500%	6/18/20	B–	971,430
919	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	B–	452,084
16	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	N/R	15,965
5,950	Total Oil, Gas & Consumable Fuels				2,645,111

	Pharmaceuticals – 4.6% (2.8% of Total Investments)

1,122	Endo Health Solutions, Inc., Term Loan B	3.750%	9/26/22	Ba1	1,120,317
983	Patheon, Inc., Term Loan B	4.250%	3/11/21	B1	975,745
2,522	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	2,521,505
774	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	BB–	778,512
1,613	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan E	4.750%	8/05/20	BB–	1,571,008
968	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan F	5.000%	4/01/22	Ba2	949,429
7,982	Total Pharmaceuticals				7,916,516

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Professional Services – 0.5% (0.3% of Total Investments)

$969	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	$930,696

	Real Estate Investment Trust – 6.0% (3.7% of Total Investments)

6,253	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BB+	6,148,535
54	Realogy Corporation, Synthetic Letter of Credit	7.091%	10/10/16	BB+	53,783
1,940	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB+	1,943,673
284	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	282,127
2,148	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	BB–	1,888,499
10,679	Total Real Estate Investment Trust				10,316,617

	Real Estate Management & Development – 1.8% (1.1% of Total Investments)

1,861	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	1,868,426
1,267	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	1,270,811
3,128	Total Real Estate Management & Development				3,139,237

	Road & Rail – 0.5% (0.3% of Total Investments)

998	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B1	887,775

	Semiconductors & Semiconductor Equipment – 8.9% (5.5% of Total Investments)

1,200	Avago Technologies, Term Loan A	2.183%	2/01/21	BBB	1,165,876
7,000	Avago Technologies, Term Loan B, First Lien	4.250%	2/01/23	BBB	7,017,017
1,000	Micron Technology, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	Baa2	1,006,875
1,705	Microsemi Corporation, Term Loan B, First Lien	5.250%	1/16/23	Ba2	1,719,196
1,995	NXP Semiconductor LLC, Term Loan B, First Lien	3.750%	12/07/20	BBB–	2,004,353
961	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB–	961,268
1,500	On Semiconductor Corp., Term Loan B, First Lien	5.250%	3/31/23	Ba1	1,509,937
15,361	Total Semiconductors & Semiconductor Equipment				15,384,522

	Software – 10.5% (6.5% of Total Investments)

936	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	881,477
1,938	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	1,678,361
998	Computer Sciences Government Services, Term Loan B, First Lien	3.750%	11/28/22		1,002,020
1,533	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	1,483,344
500	Compuware Corporation, Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	432,708
746	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B	746,250
951	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	950,821
2,519	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	2,466,707
995	Informatica Corp.,Term Loan B	4.250%	8/05/22	B	983,288
810	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	808,987
523	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB–	523,543
2,654	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	2,664,615
696	MSC Software Corporation, Initial Term Loan, First Lien	5.000%	5/29/20	B1	667,901
649	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.007%	7/08/22	BB	651,870
92	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.019%	7/08/22	BB	92,873
708	Vertafore, Inc., Term Loan, First Lien	4.250%	10/03/19	B+	710,480
1,494	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	1,506,832
18,742	Total Software				18,252,077

	Specialty Retail – 2.4% (1.5% of Total Investments)

500	Gardner Denver, Inc., Term Loan, (WI/DD)	TBD	TBD	B1	470,000
988	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	Ba3	978,305
1,896	Petco Animal Supplies, Inc., Term Loan B1	5.750%	1/26/23	B1	1,910,366
891	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	889,228
4,275	Total Specialty Retail				4,247,899

	Technology Hardware, Storage & Peripherals – 5.7% (3.5% of Total Investments)

4,900	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	4,902,615
5,000	Western Digital, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB–	4,928,125
9,900	Total Technology Hardware, Storage & Peripherals				9,830,740

Nuveen Investments	5

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Textiles, Apparel & Luxury Goods – 0.5% (0.3% of Total Investments)

$500	Gymboree Corporation, Term Loan, (WI/DD)	TBD	TBD	B3	$388,437
598	J Crew Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	B2	478,992
1,098	Total Textiles, Apparel & Luxury Goods				867,429

	Trading Companies & Distributors – 1.4% (0.9% of Total Investments)

1,837	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB	1,838,616
620	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B–	580,088
2,457	Total Trading Companies & Distributors				2,418,704

	Transportation Infrastructure – 0.7% (0.4% of Total Investments)

66	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	58,130
529	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	465,041
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	326,232
384	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	337,154
1,350	Total Transportation Infrastructure				1,186,557

	Wireless Telecommunication Services – 1.4% (0.9% of Total Investments)

2,425	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	2,421,969
$253,215	Total Variable Rate Senior Loan Interests (cost $249,094,000)				241,398,088

Shares	Description (1)				Value

	COMMON STOCKS – 0.6% (0.4% of Total Investments)

	Diversified Consumer Services – 0.4% (0.3% of Total Investments)

39,749	Cengage Learning Holdings II LP, (6), (7)				$755,231

	Energy Equipment & Services – 0.1% (0.0% of Total Investments)

1,318	Vantage Drill International, (6), (7)				125,210

	Health Care Providers & Services – 0.1% (0.1% of Total Investments)

20,216	Millennium Health LLC, (6), (7)				131,404

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

18	Southcross Holdings Borrower LP, (6), (7)				4,500
	Total Common Stocks (cost $2,239,116)				1,016,345

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 16.3% (10.0% of Total Investments)

	Commercial Services & Supplies – 1.1% (0.7% of Total Investments)

$2,050	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$1,957,750

	Communications Equipment – 0.3% (0.1% of Total Investments)

2,250	Avaya Inc., 144A	10.500%	3/01/21	Caa2	450,000

	Containers & Packaging – 0.1% (0.1% of Total Investments)

209	Reynolds Group	9.875%	8/15/19	CCC+	216,054

	Diversified Telecommunication Services – 3.4% (2.1% of Total Investments)

1,600	Frontier Communications Corporation, 144A	8.875%	9/15/20	BB	1,694,000
1,210	Frontier Communications Corporation	6.250%	9/15/21	BB	1,125,300
750	Frontier Communications Corporation	6.875%	1/15/25	BB	624,375
215	IntelSat Limited	6.750%	6/01/18	CC	166,087
1,800	IntelSat Limited	7.750%	6/01/21	CC	603,000
1,750	IntelSat Limited	8.125%	6/01/23	CC	573,125
1,000	Neptune Finco Corporation, 144A	10.125%	1/15/23	B2	1,097,500
8,325	Total Diversified Telecommunication Services				5,883,387

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Health Care Equipment & Supplies – 3.1% (1.9% of Total Investments)

$2,700	Kinetic Concepts	10.500%	11/01/18	B–	$2,728,755
2,660	Tenet Healthcare Corporation	6.750%	6/15/23	B3	2,640,050
5,360	Total Health Care Equipment & Supplies				5,368,805

	Health Care Providers & Services – 1.7% (1.1% of Total Investments)

1,000	Community Health Systems, Inc.	8.000%	11/15/19	B+	1,006,250
1,350	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,289,250
750	Select Medical Corporation	6.375%	6/01/21	B–	711,563
3,100	Total Health Care Providers & Services				3,007,063

	Media – 3.5% (2.1% of Total Investments)

100	CCO Safari II LLC, 144A	3.579%	7/23/20	BBB–	103,850
3,585	Clear Channel Communications, Inc.	9.000%	12/15/19	Caa1	2,778,375
3,183	Clear Channel Communications, Inc.	14.000%	2/01/21	CC	867,267
1,000	Clear Channel Communications, Inc.	9.000%	3/01/21	Caa1	707,500
1,000	Dish DBS Corporation	5.875%	11/15/24	BB–	938,750
600	Expo Event Transco Inc., 144A	9.000%	6/15/21	B–	583,500
9,468	Total Media				5,979,242

	Semiconductors & Semiconductor Equipment – 0.2% (0.1% of Total Investments)

250	Advanced Micro Devices, Inc.	7.750%	8/01/20	CCC	200,000
166	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC	127,405
416	Total Semiconductors & Semiconductor Equipment				327,405

	Software – 0.4% (0.3% of Total Investments)

580	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	429,200
450	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	330,750
1,030	Total Software				759,950

	Wireless Telecommunication Services – 2.5% (1.5% of Total Investments)

500	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	472,500
2,750	Sprint Corporation	7.875%	9/15/23	B+	2,145,000
250	Sprint Corporation	7.125%	6/15/24	B+	187,500
1,250	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,303,125
75	T-Mobile USA Inc.	6.731%	4/28/22	BB	79,048
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	79,969
4,900	Total Wireless Telecommunication Services				4,267,142
$37,108	Total Corporate Bonds (cost $34,947,840)				28,216,798
	Total Long-Term Investments (cost $286,280,956)				270,631,231

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 6.2% (3.8% of Total Investments)

	REPURCHASE AGREEMENTS – 6.2% (3.8% of Total Investments)

$10,781	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $10,780,870, collateralized by $10,330,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $11,001,450	0.030%	5/02/16		$10,780,843
	Total Short-Term Investments (cost $10,780,843)				10,780,843
	Total Investments (cost $297,061,799) – 162.3%				281,412,074
	Borrowings – (36.9)% (8), (9)				(64,000,000)
	Term Preferred Shares, at Liquidation Preference – (20.2)% (10)				(35,000,000)
	Other Assets Less Liabilities – (5.2)% (11)				(9,074,458)
	Net Assets Applicable to Common Shares – 100%				$173,337,616

Nuveen Investments	7

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Investments in Derivatives as of April 30, 2016

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Termination Date		Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$17,500,000	Receive	1-Month USD-LIBOR-ICE	1.659%		Monthly	9/15/18		$(374,847)
Morgan Stanley Capital Services LLC	35,000,000	Receive	1-Month USD-LIBOR-ICE	1.500	(12)	Monthly	11/1/20	(13)	248,947	(14)
Total	$52,500,000								$(125,900)

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (15)	Current Credit Spread (16)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citibank, National Association	Darden Restaurants, Inc.	Buy	0.77%	$2,000,000	1.000%	12/20/20	$(15,914)	$(10,966)
Goldman Sachs Bank USA	Barrick Gold Corporation	Buy	1.23	2,000,000	1.000	12/20/20	2,563	(40,157)
JPMorgan Chase Bank, N.A.	Avon Products	Buy	10.08	2,000,000	5.000	12/20/20	303,307	(2,669)
JPMorgan Chase Bank, N.A.	Newmont Mining Corporation	Buy	1.15	2,000,000	1.000	12/20/20	27,600	(53,494)
Total				$8,000,000			$317,556	$(107,286)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$241,398,088	$—	$241,398,088
Common Stocks	—	1,016,345	—	1,016,345
Corporate Bonds	—	28,216,798	—	28,216,798
Short-Term Investments:
Repurchase Agreements	—	10,780,843	—	10,780,843
Investments in Derivatives:
Interest Rate Swaps*	—	(374,847)	248,947	(125,900)
Credit Default Swaps*	—	(107,286)	—	(107,286)
Total	$—	$280,929,941	$248,947	$281,178,888
*	Represents net unrealized appreciation (depreciation).

8	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2016, the cost of investments (excluding investments in derivatives) was $297,257,895.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2016, were as follows:

Gross unrealized:
Appreciation	$2,231,331
Depreciation	(18,077,152)
Net unrealized appreciation (depreciation) of investments	$(15,845,821)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Borrowings as a percentage of Total Investments is 22.7%.

(9)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.

(10)	Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 12.4%.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(12)	Effective November 1, 2017, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every six months on specific dates through the swap contract’s termination date.

(13)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(14)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(15)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(16)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate Intercontinental Exchange.

Nuveen Investments	9

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2016